Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 163.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 34.4%
Advanz Pharma Corp. 6.568% (LIBOR03M + 5.500%) due 09/06/2024 ~		$6,454	$5,604
Al Convoy (Luxembourg) SARL TBD% due 01/17/2027		154	145
Ancestry.com Operations, Inc.
4.750% (LIBOR03M + 3.750%) due 10/19/2023 «~		298	261
5.240% (LIBOR03M + 4.250%) due 08/27/2026 «~		193	161
Arconic Rolled Products Corp. TBD% due 02/04/2027 «		70	64
Banijay Entertainment U.S. Holdings TBD% due 03/04/2025 «		31	28
Clay Holdco BV 4.500% (EUR003M + 4.500%) due 10/30/2025 «~	EUR	3,632	3,105
Diamond Resorts Corp. 4.750% (LIBOR03M + 3.750%) due 09/02/2023 ~		$9,604	7,275
DTEK Holdings Ltd. 5.375% (EUR003M + 5.000%) due 08/01/2026 ~	EUR	2,117	1,043
DTEK Trading S.A. 5.989% (LIBOR03M + 5.000%) due 06/30/2023 ~		$5,846	2,866
Dubai World (3.000% Cash and 1.750% PIK) 4.750% (LIBOR03M + 2.000%) due 09/30/2022 ~(c)		29,211	27,239
Elanco Animal Health, Inc. TBD% due 02/04/2027		263	252
Emerald TopCo, Inc. 4.489% (LIBOR03M + 3.500%) due 07/24/2026 ~		179	164
Envision Healthcare Corp. 4.739% (LIBOR03M + 3.750%) due 10/10/2025 ~		37,776	20,248
EyeCare Partners LLC
TBD% due 02/18/2027 µ		23	19
4.822% (LIBOR03M + 3.750%) due 02/05/2027 ~		97	80
Financial & Risk U.S. Holdings, Inc.
3.250% (EUR003M + 3.250%) due 10/01/2025 ~	EUR	997	1,060
4.239% (LIBOR03M + 3.250%) due 10/01/2025 ~		$797	770
Forest Park 5.780% (LIBOR03M + 5.780%) due 12/11/2024 «~		622	666
Froneri International PLC
3.239% (LIBOR03M + 2.250%) due 01/29/2027 «~		240	230
6.739% (LIBOR03M + 5.750%) due 01/31/2028 «~		15	14
Frontier Communications Corp. 5.210% - 5.350% (LIBOR03M + 3.750%) due 06/15/2024 ~		12,984	12,313
Hyatt Place 5.750% (LIBOR03M + 4.000%) due 06/03/2026 «~		35,000	34,332
Ingersoll Rand Co. Ltd. 2.739% (LIBOR03M + 1.750%) due 03/01/2027 ~		108	102
Innophos, Inc. 4.755% (LIBOR03M + 3.750%) due 02/04/2027 «~		46	39
Intelsat Jackson Holdings S.A. 5.682% (LIBOR03M + 3.750%) due 11/27/2023 ~		200	187
Jefferies Finance LLC 4.239% - 4.250% (LIBOR03M + 3.250%) due 06/03/2026 ~		41	34
McDermott International, Inc.
10.647% (LIBOR03M + 9.000%) due 10/22/2020 ~		686	679
10.647% - 10.806% (LIBOR03M + 9.000%) due 10/21/2020 ~		12,538	11,566
McDermott Technology Americas, Inc.
TBD% due 10/21/2021 ^«(d)		2,661	2,461
TBD% due 05/09/2025 ^(d)		13,753	4,153
Messer Industrie GmbH 3.950% (LIBOR03M + 2.500%) due 03/01/2026 ~		77	69
MH Sub LLC 4.822% (LIBOR03M + 3.750%) due 09/13/2024 ~		20	17
MLM LLC 8.000% due 12/01/2020 «(j)		55,836	55,769
NCI Building Systems, Inc. 4.561% (LIBOR03M + 3.750%) due 04/12/2025 «~		39	34
Neiman Marcus Group Ltd. LLC 7.500% (LIBOR03M + 6.000%) due 10/25/2023 ~		22,079	8,942
Neiman Marcus Group Ltd. LLC (6.516% Cash and 1.000% PIK) 7.516% (LIBOR03M + 5.500%) due 10/25/2023 ~(c)		19,382	7,704
Ortho-Clinical Diagnostics S.A. 4.765% (LIBOR03M + 3.250%) due 06/30/2025 ~		4,628	3,962
Pacific Gas & Electric Co. TBD% due 02/22/2049 ^«(d)		200	201

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2020 (Unaudited)

Park Springs Apartments 7.000% (LIBOR03M + 7.000%) due 02/01/2023 «~		1,834	1,951
PetSmart, Inc. 5.000% (LIBOR03M + 4.000%) due 03/11/2022 ~		115	111
Playtika Holding Corp. 7.072% (LIBOR03M + 6.000%) due 12/10/2024 ~		7,649	7,216
Preylock Reitman Santa Cruz Mezz LLC 6.500% (LIBOR03M + 5.500%) due 11/09/2022 «~(j)		7,900	7,276
Project Anfora Senior 2.750% (EUR003M + 2.750%) due 10/01/2026 «~(j)(l)	EUR	39,576	43,649
Project OMNI Senior 3.000% (EUR003M + 3.000%) due 09/03/2026 «~(j)(l)		38,270	42,208
PUG LLC 4.489% - 4.950% (LIBOR03M + 3.500%) due 01/29/2027 «~		$72	62
Reynolds Consumer Products, Inc. 3.501% (LIBOR03M + 1.750%) due 02/04/2027 ~		100	95
Sequa Mezzanine Holdings LLC
6.742% (LIBOR03M + 5.000%) due 11/28/2021 «~		17,342	14,047
10.770% (LIBOR03M + 9.000%) due 04/28/2022 ~		15,431	11,380
Sotera Health Holdings LLC 5.500% (LIBOR03M + 4.500%) due 12/11/2026 ~		268	239
Starfruit Finco BV 3.863% (LIBOR03M + 3.000%) due 10/01/2025 «~		274	251
Summer (BC) Holdco B SARL
6.906% (LIBOR03M + 5.000%) due 12/04/2026 «~		5,702	4,704
6.917% (LIBOR03M + 5.000%) due 12/04/2026 «~		1,426	1,176
Sunshine Luxembourg SARL 5.322% (LIBOR03M + 4.250%) due 10/01/2026 «~		323	296
Syniverse Holdings, Inc. 6.873% (LIBOR03M + 5.000%) due 03/09/2023 ~		14,100	9,424
U.S. Renal Care, Inc. 6.000% (LIBOR03M + 5.000%) due 06/26/2026 ~		170	153
Univision Communications, Inc. 3.750% (LIBOR03M + 2.750%) due 03/15/2024 ~		15,780	13,492
Walgreens - Dallas 5.861% (LIBOR03M + 5.861%) due 02/01/2025 «~		1,181	1,272
Walgreens - Magnolia 6.000% (LIBOR03M + 6.000%) due 03/06/2030 «~		784	909
West Corp. 5.000% - 5.450% (LIBOR03M + 4.000%) due 10/10/2024 «~		17	13
Westmoreland Mining Holdings LLC 9.093% (LIBOR03M + 8.250%) due 03/15/2022 ~		1,264	1,245
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 «(c)		6,166	4,462
Windstream Services LLC
7.500% (PRIME + 4.250%) due 02/17/2024 «~		19,361	12,052
8.250% (PRIME + 5.000%) due 03/29/2021 «~		22,573	14,221
Zayo Group Holdings, Inc. 3.989% (LIBOR03M + 3.000%) due 03/09/2027 ~		500	469
Total Loan Participations and Assignments (Cost $480,556)			406,231
CORPORATE BONDS & NOTES 40.1%
BANKING & FINANCE 13.9%
Ally Financial, Inc.
8.000% due 11/01/2031 (l)		88	102
8.000% due 11/01/2031		2	2
Ambac LSNI LLC 6.450% due 02/12/2023 •(l)		7,816	7,483
Ardonagh Midco PLC
8.375% due 07/15/2023 (l)	GBP	29,843	31,739
8.625% due 07/15/2023 (l)		$200	179
Banco BTG Pactual S.A. 4.500% due 01/10/2025 (l)		400	352
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	1,300	383
Barclays PLC
3.250% due 01/17/2033	GBP	100	109
5.875% due 09/15/2024 •(h)(i)(l)		1,200	1,060
7.125% due 06/15/2025 •(h)(i)(l)		4,100	4,363
7.250% due 03/15/2023 •(h)(i)(l)		6,585	7,362
7.750% due 09/15/2023 •(h)(i)(l)		$2,410	2,115
7.875% due 09/15/2022 •(h)(i)(l)	GBP	2,000	2,170
8.000% due 06/15/2024 •(h)(i)(l)		$1,000	929
CBL & Associates LP
4.600% due 10/15/2024		4	1
5.950% due 12/15/2026 (l)		10,231	1,964
CIT Group, Inc. 5.000% due 08/15/2022 (l)		1,000	983
Credit Suisse Group AG
7.250% due 09/12/2025 •(h)(i)(l)		200	182
7.500% due 07/17/2023 •(h)(i)(l)		200	184
Emerald Bay S.A. 0.000% due 10/08/2020 (g)	EUR	6	6

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2020 (Unaudited)

ESH Hospitality, Inc. 4.625% due 10/01/2027 (l)		$97	76
Farringdon Mortgages 4.280% due 07/15/2047	GBP	5,675	5,240
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025 (l)		$471	349
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035 (l)		300	325
HSBC Bank PLC 6.330% due 05/23/2023		10,000	9,582
HSBC Holdings PLC
4.750% due 07/04/2029 •(h)(i)	EUR	300	286
5.875% due 09/28/2026 •(h)(i)(l)	GBP	1,600	1,777
6.000% due 09/29/2023 •(h)(i)	EUR	570	589
6.500% due 03/23/2028 •(h)(i)		$340	318
Hunt Cos., Inc. 6.250% due 02/15/2026		14	11
Indian Railway Finance Corp. Ltd. 3.249% due 02/13/2030		200	178
ING Groep NV 5.750% due 11/16/2026 •(h)(i)(l)		600	520
Ladder Capital Finance Holdings LLLP 4.250% due 02/01/2027		71	57
Lloyds Banking Group PLC
7.500% due 09/27/2025 •(h)(i)(l)		1,910	1,718
7.625% due 06/27/2023 •(h)(i)(l)	GBP	200	211
7.875% due 06/27/2029 •(h)(i)(l)		10,084	11,480
LoanCore Capital Markets LLC 6.875% due 06/01/2020 (l)		$640	608
Navient Corp.
5.625% due 01/25/2025 (l)		139	114
6.150% due 03/10/2021 (l)		600	579
7.250% due 09/25/2023 (l)		9,526	9,407
Oppenheimer Holdings, Inc. 6.750% due 07/01/2022 (l)		3,452	3,262
Piper Jaffray Cos.
4.740% due 10/15/2021 (l)		800	759
5.200% due 10/15/2023 (l)		2,900	2,751
Royal Bank of Scotland Group PLC 8.000% due 08/10/2025 •(h)(i)(l)		6,325	5,944
Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(h)(i)(l)	GBP	6,830	6,901
7.375% due 06/24/2022 •(h)(i)(l)		5,871	6,028
Societe Generale S.A.
6.750% due 04/06/2028 •(h)(i)(l)		$200	167
7.375% due 10/04/2023 •(h)(i)		700	606
Springleaf Finance Corp.
5.625% due 03/15/2023 (l)		2,100	2,074
6.875% due 03/15/2025 (l)		4,125	4,185
Stearns Holdings LLC
5.000% due 11/05/2024 (l)		103	68
9.375% due 08/15/2020 «		3,898	0
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	95	144
5.661% due 10/13/2041		98	152
5.744% due 04/13/2040 (l)		109	169
5.801% due 10/13/2040 (l)		458	714
TP ICAP PLC 5.250% due 05/29/2026		100	116
Unique Pub Finance Co. PLC 7.395% due 03/28/2024		1,181	1,647
Uniti Group LP 7.875% due 02/15/2025 (l)		$11,906	11,162
Voyager Aviation Holdings LLC 8.500% due 08/15/2021 (l)		13,205	12,526
			164,468
INDUSTRIALS 20.2%
AA Bond Co. Ltd. 2.875% due 07/31/2043 (l)	GBP	8,893	10,461
Aker BP ASA 3.750% due 01/15/2030 (l)		$175	132
Albertsons Cos., Inc.
3.500% due 02/15/2023		43	43
4.625% due 01/15/2027		19	19
4.875% due 02/15/2030		38	38
Altice Financing S.A.
2.250% due 01/15/2025	EUR	300	297
7.500% due 05/15/2026 (l)		$7,450	7,286
Altice France S.A. 7.375% due 05/01/2026 (l)		1,327	1,348
Arconic Corp. 6.125% due 02/15/2028		62	64
Associated Materials LLC 9.000% due 01/01/2024 (l)		16,414	13,295

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2020 (Unaudited)

B.C. Unlimited Liability Co. 4.375% due 01/15/2028		61	57
Baffinland Iron Mines Corp. 8.750% due 07/15/2026 (l)		8,000	7,156
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (g)(l)		150	85
Bombardier, Inc.
5.750% due 03/15/2022 (l)		100	76
6.000% due 10/15/2022		804	609
6.125% due 01/15/2023 (l)		4,113	2,925
7.500% due 12/01/2024 (l)		2,678	1,791
7.500% due 03/15/2025 (l)		3,513	2,459
7.875% due 04/15/2027 (l)		4,227	2,949
8.750% due 12/01/2021 (l)		122	102
Camelot Finance S.A. 4.500% due 11/01/2026		13	13
CCO Holdings LLC
4.500% due 08/15/2030 (l)		339	334
4.750% due 03/01/2030 (l)		326	327
Centene Corp. 4.750% due 01/15/2025 (l)		326	332
Charter Communications Operating LLC 4.800% due 03/01/2050 (l)		402	421
Citrix Systems, Inc. 3.300% due 03/01/2030 (l)		156	146
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024 (l)		7,024	6,085
Community Health Systems, Inc.
6.250% due 03/31/2023 (l)		19,312	18,479
6.625% due 02/15/2025 (l)		2,586	2,411
8.000% due 03/15/2026 (l)		5,637	5,387
8.625% due 01/15/2024 (l)		5,585	5,555
Connect Finco SARL 6.750% due 10/01/2026 (l)		104	86
Corning, Inc. 5.450% due 11/15/2079 (l)		141	146
Dealer Tire LLC 8.000% due 02/01/2028		62	50
Diamond Resorts International, Inc. 7.750% due 09/01/2023 (l)		1,248	908
DISH DBS Corp. 5.875% due 07/15/2022		16	16
DriveTime Automotive Group, Inc. 8.000% due 06/01/2021 (l)		13,967	12,439
Eldorado Resorts, Inc. 6.000% due 09/15/2026 (l)		3,500	3,178
Energy Transfer Operating LP
2.900% due 05/15/2025 (l)		75	64
3.750% due 05/15/2030 (l)		164	129
5.000% due 05/15/2050 (l)		149	116
Envision Healthcare Corp. 8.750% due 10/15/2026 (l)		2,557	642
Exela Intermediate LLC 10.000% due 07/15/2023		13	4
First Quantum Minerals Ltd.
6.500% due 03/01/2024 (l)		1,150	962
6.875% due 03/01/2026 (l)		768	621
Fresh Market, Inc. 9.750% due 05/01/2023		50	24
Frontier Finance PLC 8.000% due 03/23/2022	GBP	5,400	6,927
Full House Resorts, Inc.
8.575% due 01/31/2024		$9,875	9,472
9.738% due 02/02/2024		834	800
General Electric Co.
5.875% due 01/14/2038 (l)		22	26
6.150% due 08/07/2037 (l)		73	84
6.875% due 01/10/2039 (l)		21	26
Greene King Finance PLC 2.567% (BP0003M + 2.080%) due 03/15/2036 ~	GBP	200	223
Griffon Corp. 5.750% due 03/01/2028		$46	43
HCA, Inc. 3.500% due 09/01/2030 (l)		276	252
iHeartCommunications, Inc.
0.000% due 05/01/2026 (l)		1,551	1,477
8.375% due 05/01/2027 (l)		1,495	1,281
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (c)(l)	EUR	300	265
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (c)		200	170
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)(l)		$682	483
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (c)(l)		503	389

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2020 (Unaudited)

Innophos Holdings, Inc. 9.375% due 02/15/2028 (l)		248	242
Intelsat Connect Finance S.A. 9.500% due 02/15/2023 (l)		200	75
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023 (l)		5,530	3,436
8.000% due 02/15/2024 (l)		658	640
8.500% due 10/15/2024 (l)		15,292	9,725
9.750% due 07/15/2025 (l)		3,268	2,063
Intelsat Luxembourg S.A. 7.750% due 06/01/2021 ^(l)		12,151	6,167
Kronos Acquisition Holdings, Inc. 9.000% due 08/15/2023 (l)		600	497
Kronos International, Inc. 3.750% due 09/15/2025 (l)	EUR	7,606	7,107
Lamar Media Corp. 3.750% due 02/15/2028 (l)		$76	72
Laredo Petroleum, Inc.
9.500% due 01/15/2025		46	19
10.125% due 01/15/2028		75	29
LifePoint Health, Inc. 4.375% due 02/15/2027		16	15
Mattel, Inc. 5.875% due 12/15/2027		26	27
Melco Resorts Finance Ltd. 5.375% due 12/04/2029 (l)		200	174
MSCI, Inc. 3.625% due 09/01/2030		30	29
NCL Corp. Ltd. 3.625% due 12/15/2024 (l)		140	90
NCR Corp. 5.750% due 09/01/2027		3	3
Netflix, Inc.
3.625% due 06/15/2030 (l)	EUR	300	325
3.875% due 11/15/2029 (l)		905	982
4.625% due 05/15/2029		300	339
4.875% due 06/15/2030 (l)		$200	204
5.375% due 11/15/2029 (l)		86	90
Noble Holding International Ltd. 7.875% due 02/01/2026		486	121
Novasep Holding S.A.S. (5.000% Cash and 3.000% PIK) 8.000% due 05/31/2022 (c)(l)	EUR	2,360	2,434
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022 (l)		$803	765
7.250% due 02/01/2028 (l)		944	819
Pacific Drilling SA 8.375% due 10/01/2023 (l)		710	197
Pan American Energy LLC 30.362% (BADLARPP) due 11/20/2020 «~	ARS	50,810	573
Par Pharmaceutical, Inc. 7.500% due 04/01/2027 (l)		$149	149
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(d)		440	31
6.000% due 05/16/2024 ^(d)		650	46
6.000% due 11/15/2026 ^(d)		430	30
Petroleos Mexicanos
2.750% due 04/21/2027 (l)	EUR	4,400	3,209
5.350% due 02/12/2028 (l)		$1,158	809
5.950% due 01/28/2031 (l)		7,930	5,492
6.490% due 01/23/2027 (l)		130	96
6.500% due 03/13/2027 (l)		5,433	4,067
6.500% due 01/23/2029 (l)		998	730
6.750% due 09/21/2047		10	6
6.840% due 01/23/2030 (l)		4,190	3,054
6.950% due 01/28/2060 (l)		600	407
7.690% due 01/23/2050 (l)		190	134
PetSmart, Inc. 5.875% due 06/01/2025		8	8
Platin 1426 GmbH 6.875% due 06/15/2023 (l)	EUR	4,280	3,966
Post Holdings, Inc. 4.625% due 04/15/2030 (l)		$183	177
Prime Security Services Borrower LLC 6.250% due 01/15/2028 (l)		158	137
PTC, Inc.
3.625% due 02/15/2025		61	57
4.000% due 02/15/2028		31	30
Radiate Holdco LLC 6.875% due 02/15/2023		3	3
Radiology Partners, Inc. 9.250% due 02/01/2028 (l)		122	107
Range Resources Corp. 9.250% due 02/01/2026		90	55
Refinitiv U.S. Holdings, Inc. 4.500% due 05/15/2026	EUR	200	220

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2020 (Unaudited)

Sealed Air Corp. 4.000% due 12/01/2027		$17	16
Sensata Technologies, Inc. 4.375% due 02/15/2030		52	47
Staples, Inc. 7.500% due 04/15/2026		18	16
Station Casinos LLC 4.500% due 02/15/2028		20	16
TEGNA, Inc. 4.625% due 03/15/2028 (l)		359	317
Teva Pharmaceutical Finance Co. BV 2.950% due 12/18/2022 (l)		700	646
Teva Pharmaceutical Finance Netherlands BV
1.250% due 03/31/2023 (l)	EUR	400	392
2.200% due 07/21/2021 (l)		$421	404
2.800% due 07/21/2023 (l)		4,580	4,208
3.250% due 04/15/2022 (l)	EUR	300	318
6.000% due 01/31/2025		200	217
Topaz Solar Farms LLC
4.875% due 09/30/2039 (l)		$3,425	3,538
5.750% due 09/30/2039 (l)		26,811	29,606
TransDigm, Inc. 5.500% due 11/15/2027 (l)		206	186
Transocean Pontus Ltd. 6.125% due 08/01/2025 (l)		115	94
Transocean, Inc.
7.250% due 11/01/2025 (l)		346	177
7.500% due 01/15/2026 (l)		190	91
8.000% due 02/01/2027		254	122
Trident TPI Holdings, Inc. 9.250% due 08/01/2024		29	24
Triumph Group, Inc.
5.250% due 06/01/2022 (l)		97	81
6.250% due 09/15/2024 (l)		137	123
U.S. Renal Care, Inc. 10.625% due 07/15/2027 (l)		113	96
United Group BV
3.125% due 02/15/2026	EUR	474	443
3.250% due 02/15/2026 •		200	175
3.625% due 02/15/2028		500	450
United Rentals North America, Inc. 4.000% due 07/15/2030 (l)		$77	69
Univision Communications, Inc. 5.125% due 02/15/2025 (l)		890	765
Valaris PLC
5.750% due 10/01/2044		257	20
7.750% due 02/01/2026		32	3
Vale Overseas Ltd.
6.875% due 11/21/2036 (l)		781	875
6.875% due 11/10/2039 (l)		275	306
ViaSat, Inc. 5.625% due 04/15/2027		18	18
Western Midstream Operating LP
2.698% (US0003M + 0.850%) due 01/13/2023 ~(l)		90	47
3.100% due 02/01/2025		60	31
4.050% due 02/01/2030		60	27
5.250% due 02/01/2050		60	25
Wyndham Destinations, Inc.
3.900% due 03/01/2023 (l)		90	76
4.625% due 03/01/2030 (l)		87	67
5.400% due 04/01/2024		12	10
Wynn Macau Ltd. 5.125% due 12/15/2029 (l)		400	339
YPF S.A. 35.421% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	12,950	147
Zayo Group Holdings, Inc.
4.000% due 03/01/2027 (l)		$994	957
6.125% due 03/01/2028 (l)		217	207
			238,056
UTILITIES 6.0%
Centrais Eletricas Brasileiras S.A.
3.625% due 02/04/2025 (l)		200	178
4.625% due 02/04/2030 (l)		200	178
CenturyLink, Inc. 4.000% due 02/15/2027 (l)		122	117
DTEK Finance PLC (10.750% Cash and 0.000% PIK) 10.750% due 12/31/2024 (c)(l)		434	213
Edison International 5.750% due 06/15/2027 (l)		78	81
Frontier Communications Corp. 8.000% due 04/01/2027 (l)		142	141
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021 ^(l)		536	454
6.350% due 12/01/2021 ^		47	40

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2020 (Unaudited)

Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^(l)		7,651	6,159
Pacific Gas & Electric Co.
2.450% due 08/15/2022 ^(d)(l)		389	384
3.250% due 09/15/2021 ^(d)		106	105
3.300% due 03/15/2027 ^(d)(l)		3,661	3,524
3.300% due 12/01/2027 ^(d)(l)		1,400	1,348
3.400% due 08/15/2024 ^(d)(l)		539	527
3.500% due 10/01/2020 ^(d)(l)		4,553	4,478
3.500% due 06/15/2025 ^(d)(l)		1,753	1,705
3.750% due 02/15/2024 ^(d)(l)		265	262
3.750% due 08/15/2042 ^(d)		26	23
3.850% due 11/15/2023 ^(d)(l)		797	788
4.000% due 12/01/2046 ^(d)		4	4
4.250% due 05/15/2021 ^(d)(l)		2,656	2,626
4.250% due 08/01/2023 ^(d)(l)		1,642	1,665
4.300% due 03/15/2045 ^(d)		34	33
4.500% due 12/15/2041 ^(d)(l)		368	357
4.600% due 06/15/2043 ^(d)		20	20
4.650% due 08/01/2028 ^(d)(l)		1,277	1,339
4.750% due 02/15/2044 ^(d)(l)		1,659	1,639
5.125% due 11/15/2043 ^(d)(l)		1,763	1,781
5.400% due 01/15/2040 ^(d)		22	22
5.800% due 03/01/2037 ^(d)(l)		8,276	8,465
6.050% due 03/01/2034 ^(d)(l)		4,833	4,908
6.250% due 03/01/2039 ^(d)(l)		945	969
6.350% due 02/15/2038 ^(d)(l)		1,116	1,144
RCS & RDS S.A. 2.500% due 02/05/2025 (l)	EUR	400	398
Rio Oil Finance Trust
8.200% due 04/06/2028 (l)		$6,675	6,074
9.250% due 07/06/2024 (l)		3,936	3,881
Southern California Edison Co.
2.850% due 08/01/2029 (l)		30	29
3.650% due 02/01/2050 (l)		60	59
5.950% due 02/01/2038 (l)		100	117
Southern California Gas Co. 2.550% due 02/01/2030		100	98
Sprint Communications, Inc. 6.000% due 11/15/2022 (l)		194	203
Sprint Corp.
7.125% due 06/15/2024 (l)		600	663
7.250% due 09/15/2021 (l)		890	922
7.250% due 02/01/2028 (l)		630	635
7.625% due 02/15/2025 (l)		2,112	2,353
7.625% due 03/01/2026 (l)		4,832	5,496
7.875% due 09/15/2023 (l)		3,128	3,468
Talen Energy Supply LLC 6.625% due 01/15/2028		46	39
Transocean Poseidon Ltd. 6.875% due 02/01/2027 (l)		148	121
Transocean Sentry Ltd. 5.375% due 05/15/2023 (l)		100	85
			70,318
Total Corporate Bonds & Notes (Cost $546,923)			472,842
CONVERTIBLE BONDS & NOTES 0.1%
INDUSTRIALS 0.1%
Caesars Entertainment Corp. 5.000% due 10/01/2024 (l)		971	1,039
UTILITIES 0.0%
Ensco Jersey Finance Ltd. 3.000% due 01/31/2024		16	4
Total Convertible Bonds & Notes (Cost $1,833)			1,043
MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Illinois State General Obligation Bonds, (BABs), Series 2010 6.725% due 04/01/2035		10	11
Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033		5	5
			16
TEXAS 0.0%
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024		170	167

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2020 (Unaudited)

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (g)	1,200	52
7.467% due 06/01/2047	70	68
		120
Total Municipal Bonds & Notes (Cost $336)		303
U.S. GOVERNMENT AGENCIES 3.0%
Freddie Mac
0.000% due 02/25/2046 (b)(g)(l)	9,401	8,534
0.100% due 02/25/2046 (a)	112,110	68
0.700% due 11/25/2055 ~(a)	65,978	5,074
2.011% due 11/25/2045 ~(a)(l)	24,637	3,194
3.981% due 04/25/2025 ~(l)	15,400	13,734
11.265% due 12/25/2045 •(l)	4,428	4,318
Total U.S. Government Agencies (Cost $35,214)		34,922
NON-AGENCY MORTGAGE-BACKED SECURITIES 35.4%
Adjustable Rate Mortgage Trust
1.487% due 02/25/2036 •	56	33
1.947% due 10/25/2035 •	2,555	2,027
1.967% due 11/25/2035 •	447	317
2.097% due 01/25/2035 •	4,286	3,525
2.747% due 02/25/2035 •	1,808	1,473
Anthracite Ltd. 5.678% due 06/20/2041	6,879	783
BAMLL Re-REMIC Trust 5.834% due 06/17/2050 ~	3,000	1,449
Banc of America Alternative Loan Trust 6.500% due 04/25/2036 ^	688	647
Banc of America Funding Trust
1.836% due 10/25/2036 •	17,251	4,398
1.837% due 08/25/2047 ^~	2,175	1,888
6.000% due 07/25/2036 (l)	935	825
8.083% due 02/27/2037 ~	2,386	1,989
Banc of America Mortgage Trust
4.787% due 06/25/2034 ~	311	237
4.799% due 07/20/2032 ~	157	135
Bancorp Commercial Mortgage Trust 4.455% due 08/15/2032 •(l)	4,100	3,872
BCAP LLC Trust
1.959% due 05/26/2037 ~	2,355	1,361
3.656% due 08/28/2037 ~	10,985	6,354
6.500% due 06/26/2037 ~	2,188	1,006
Bear Stearns Commercial Mortgage Securities Trust
5.300% due 05/11/2039 ~	2,648	2,697
5.657% due 10/12/2041 ~	798	817
CD Mortgage Trust 5.688% due 10/15/2048	4,417	2,558
Chase Mortgage Finance Trust 3.869% due 03/25/2037 ^~	82	73
Chevy Chase Funding LLC Mortgage-Backed Certificates 1.317% due 01/25/2036 •	5,020	2,519
Citigroup Commercial Mortgage Trust
5.482% due 10/15/2049 (l)	6,530	6,266
5.557% due 12/10/2049 ~	1,497	920
Citigroup Mortgage Loan Trust 3.760% due 11/25/2036 ~	762	575
Citigroup Mortgage Loan Trust, Inc. 4.592% due 08/25/2035 ~	3,435	2,721
Commercial Mortgage Loan Trust 5.983% due 12/10/2049 ~(l)	10,191	6,539
Commercial Mortgage Trust
1.234% due 10/10/2048 ~(a)	28,636	1,642
5.730% due 06/10/2044 ~(l)	6,534	6,530
Countrywide Alternative Loan Trust
1.137% due 07/25/2046 ^•(l)	2,778	2,427
1.157% due 05/25/2047 •(l)	7,718	4,028
1.163% due 12/20/2035 •	1,151	500
1.187% due 12/25/2046 ^•(l)	582	349
1.197% due 10/25/2046 •(l)	788	694
6.785% due 02/25/2035 ~	408	136
Countrywide Home Loan Mortgage Pass-Through Trust
1.647% due 05/25/2035 •(l)	11,526	6,867
4.074% due 09/20/2036 ~	169	138
Credit Suisse Commercial Mortgage Trust
5.457% due 02/15/2040 ~(l)	12,582	2,262
5.603% due 01/15/2049 ^~(d)(l)	2,500	3,442
5.869% due 09/15/2040 ~(l)	13,009	6,348
Credit Suisse First Boston Mortgage Securities Corp.
3.899% due 12/25/2033 ~	601	495

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2020 (Unaudited)

4.965% due 02/15/2038 ~(l)		3,467	3,386
4.981% due 07/15/2037 ~		72	72
5.100% due 08/15/2038 ~(l)		4,912	4,714
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 7.500% due 10/25/2032		1,132	796
Credit Suisse Mortgage Capital Certificates
1.777% due 10/27/2036 •(l)		18,683	11,973
2.161% due 11/30/2037 ~		4,400	3,486
3.817% due 11/27/2037 ~		5,495	4,053
22.328% due 06/27/2037 ~		832	456
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.500% due 07/25/2036		568	293
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 3.894% due 09/28/2036 ~		5,849	5,229
Dssv SARL 3.000% due 10/15/2024 «•(l)	EUR	47,031	51,870
Eurosail PLC
0.367% due 03/13/2045 •		250	172
1.287% due 12/15/2044 •	GBP	4,614	4,282
1.856% due 06/13/2045 •(l)		5,421	3,628
4.006% (BP0003M + 3.500%) due 06/13/2045 ~		2,320	2,222
4.506% due 06/13/2045 •		1,781	1,438
Fremont Home Loan Trust 3.047% due 01/25/2034 •		$1,883	1,233
GMAC Commercial Mortgage Asset Corp. 5.550% due 08/10/2038		1,440	1,503
GMAC Commercial Mortgage Securities, Inc. Trust 5.349% due 11/10/2045 ~		4,222	3,566
Grifonas Finance PLC 0.000% due 08/28/2039 •	EUR	128	117
GS Mortgage Securities Corp. Trust
4.591% due 10/10/2032 ~		$3,380	2,826
4.591% due 10/10/2032 ~(l)		2,440	1,859
GS Mortgage Securities Trust 5.622% due 11/10/2039		2,132	1,630
GSMSC Resecuritization Trust 4.171% due 09/26/2037 ~(l)		35,509	13,984
HarborView Mortgage Loan Trust
0.990% due 12/19/2036 ^•(l)		4,450	3,634
1.410% due 03/19/2035 •(l)		3,452	2,198
HSI Asset Loan Obligation Trust 6.500% due 06/25/2037 (l)		8,175	4,114
JPMorgan Chase Commercial Mortgage Securities Trust
3.500% due 07/15/2047 ~		10,000	2,281
4.132% due 10/15/2032 •		7,300	6,581
5.248% due 01/15/2049 ~		685	105
5.411% due 05/15/2047 (l)		10,142	11,757
5.438% due 01/15/2049		13,127	2,020
5.623% due 05/12/2045		1,167	1,046
5.834% due 06/15/2049 ~(l)		15,741	7,026
5.855% due 06/12/2043 ~(l)		2,560	2,546
5.885% due 06/12/2043 ~		3,296	2,035
JPMorgan Mortgage Trust 3.938% due 06/25/2036 ^~		14	11
JPMorgan Resecuritization Trust 0.000% due 05/26/2036 ~(a)		8,665	2,208
KeyCorp Student Loan Trust 0.000% due 01/01/2050 «		400	45,801
LB-UBS Commercial Mortgage Trust
5.407% due 11/15/2038 ^(l)		6,800	3,840
6.276% due 04/15/2041 ~(l)		4,768	4,801
MASTR Adjustable Rate Mortgages Trust 4.045% due 04/25/2035 ~		1,261	877
Merrill Lynch Mortgage Investors Trust 1.682% due 07/25/2029 •		917	796
Morgan Stanley Capital Trust
5.383% due 11/14/2042 ~(l)		7,500	5,982
5.945% due 06/11/2042 ~(l)		13,633	13,894
6.190% due 08/12/2041 ~		260	241
Morgan Stanley Resecuritization Trust 3.724% due 06/26/2046 ~(l)		7,905	5,275
Mortgage Equity Conversion Asset Trust 4.000% due 07/25/2060		82	77
Motel Trust 7.631% due 08/15/2024 •		984	778
Natixis Commercial Mortgage Securities Trust
3.705% due 11/15/2034 •(l)		1,826	1,753
4.705% due 11/15/2034 •		792	682
Nomura Resecuritization Trust
3.575% due 10/26/2036 •		14,088	11,274
6.148% due 07/26/2035 ~		268	237
RBSSP Resecuritization Trust 2.327% due 10/26/2037 •		2,786	815
Residential Accredit Loans, Inc. Trust 6.000% due 01/25/2037 ^		240	209

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2020 (Unaudited)

Sequoia Mortgage Trust
1.223% due 10/20/2035 •		154	129
1.403% due 10/20/2035 •		258	208
1.423% due 07/20/2033 •		101	83
2.228% due 12/20/2032 •		407	349
Structured Adjustable Rate Mortgage Loan Trust
1.477% due 12/25/2034 •		2,225	1,276
1.597% due 10/25/2035 •(l)		5,181	3,568
Structured Asset Mortgage Investments Trust 1.157% due 09/25/2047 ^•(l)		2,970	2,752
TBW Mortgage-Backed Trust 6.330% due 09/25/2036 þ		5,000	2,080
VMC Finance LLC 4.200% due 03/15/2035 •(l)		13,747	12,764
Wachovia Bank Commercial Mortgage Trust 5.720% due 10/15/2048 ~(l)		1,858	1,807
WaMu Mortgage Pass-Through Certificates Trust
1.847% due 04/25/2045 •		10,150	6,195
2.484% due 08/25/2046 •(l)		11,481	8,238
2.632% due 07/25/2045 •(l)		18,659	12,089
2.736% due 05/25/2047 •		3,382	1,314
4.343% due 05/25/2035 ~		629	345
Wells Fargo Mortgage-Backed Securities Trust 4.835% due 08/25/2035 ~(l)		1,550	1,000
Total Non-Agency Mortgage-Backed Securities (Cost $453,780)			417,741
ASSET-BACKED SECURITIES 39.9%
555 Post Street 7.000% due 11/01/2021 «		1,131	1,141
Acacia CDO 5 Ltd.
2.114% due 11/08/2039 •		1,453	1,437
2.584% due 11/08/2039 •		29,250	15,010
Accredited Mortgage Loan Trust
1.237% due 02/25/2037 •		5,235	2,545
6.000% due 10/25/2034 þ(l)		1,863	1,401
ACE Securities Corp. Home Equity Loan Trust
1.227% due 04/25/2036 •(l)		7,431	4,191
1.592% due 12/25/2035 •		2,768	1,575
1.907% due 08/25/2035 •		3,528	1,409
Aegis Asset-Backed Securities Trust 2.647% due 03/25/2035 •		3,100	303
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 4.097% due 09/25/2034 •(l)		638	415
Alkali Europe SARL 3.000% due 05/15/2021 «•(l)	EUR	40,622	44,802
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 1.327% due 02/25/2036 •		$264	210
Avoca CLO DAC 0.000% due 10/15/2030 ~	EUR	2,250	951
Ballyrock CLO Ltd. 0.000% due 04/20/2031 ~		$29,803	10,252
Banco Bilbao Vizcaya Argentaria S.A. 0.242% due 03/22/2046 •	EUR	883	621
Bear Stearns Asset-Backed Securities Trust 1.597% due 08/25/2036 •(l)		$3,628	1,731
Belle Haven ABS CDO Ltd. 2.150% due 07/05/2046 •		96,561	117
Bombardier Capital Mortgage Securitization Corp. 7.850% due 12/15/2029 ~		4,066	1,296
California Republic Auto Receivables Trust 0.000% due 04/15/2025 «(g)		6,994	5,560
Carlyle Global Market Strategies CLO Ltd. 0.000% due 04/17/2031 ~		2,900	1,131
CDC Mortgage Capital Trust 3.497% due 06/25/2034 •		659	484
Cedar Funding CLO Ltd. 0.000% due 04/20/2031 ~		12,000	6,981
Citigroup Mortgage Loan Trust 1.847% due 11/25/2045 •		2,756	1,204
Citigroup Mortgage Loan Trust, Inc. 2.087% due 02/25/2035 •		267	254
Conseco Finance Securitizations Corp. 7.150% due 05/01/2033 ~		1,829	1,619
Consumer Loan Underlying Bond Certificate Issuer Trust
20.007% due 12/15/2043 «~		10,620	9,478
21.852% due 10/15/2043 «~		8,750	7,976
Cornwallis 7.460% due 01/01/2022 «		196	209
Coronado CDO Ltd.
2.754% due 09/04/2038 •		2,426	1,443
6.000% due 09/04/2038		347	256
Countrywide Asset-Backed Certificates
1.267% due 02/25/2037 ^•		2,700	1,623
1.367% due 06/25/2036 •		3,755	1,745
1.382% due 01/25/2045 ^•(l)		3,400	2,234

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2020 (Unaudited)

1.387% due 06/25/2036 •		2,015	902
1.437% due 04/25/2036 •(l)		2,000	1,080
1.587% due 02/25/2036 •		2,274	1,125
1.787% due 01/25/2036 •		3,415	1,614
Countrywide Asset-Backed Certificates Trust
2.822% due 10/25/2035 •(l)		11,785	7,456
3.047% due 08/25/2035 •		3,428	1,777
Countrywide Asset-Backed Certificates Trust, Inc. 3.122% due 07/25/2034 •(l)		334	332
Crecera Americas LLC 5.563% due 08/31/2020 •		2,800	2,801
Credit Suisse First Boston Mortgage Securities Corp. 5.350% due 05/25/2035 þ		978	685
Credit-Based Asset Servicing & Securitization LLC
5.783% due 12/25/2036 þ		1,800	1,755
6.767% due 05/25/2035 þ		2,463	1,785
Delta Funding Home Equity Loan Trust 8.100% due 01/15/2030 þ(l)		2,747	1,820
Deutsche Mortgage & Asset Receiving Corp. Re-securitization Trust 0.000% due 12/26/2035 (g)		1,634	926
Flagship Credit Auto Trust
0.000% due 05/15/2025 «(g)		20	1,982
0.000% due 12/15/2025 «(g)		33	3,350
Fremont Home Loan Trust 1.267% due 02/25/2036 •(l)		10,176	4,324
Greenpoint Manufactured Housing 9.230% due 12/15/2029 ~		181	142
Groupe Novasep 11.000% due 03/21/2022 «		1,776	1,288
GSAMP Trust
1.227% due 05/25/2046 •		2,744	1,880
1.387% due 12/25/2035 •(l)		6,844	3,166
1.727% due 09/25/2035 •(l)		4,161	2,290
1.847% due 07/25/2045 •(l)		1,284	663
2.197% due 03/25/2034 ^•(l)		4,274	3,785
2.672% due 08/25/2034 •		1,469	1,357
2.697% due 12/25/2034 •(l)		8,453	4,352
Harley Marine Financing LLC 7.869% due 05/15/2043 «		2,000	933
Harvest CLO DAC 0.000% due 05/22/2029 ~	EUR	2,000	1,099
Hout Bay Corp.
1.984% due 07/05/2041 •		$14,755	3,150
2.184% due 07/05/2041 •		8,111	406
2.314% due 07/05/2041 •		3,290	148
Hyundai Auto Receivables Trust 1.000% due 12/15/2022 «		4,000	2,933
JPMorgan Mortgage Acquisition Trust
1.287% due 04/25/2036 •(l)		6,100	3,395
4.888% due 11/25/2036 þ(l)		2,342	2,204
KeyCorp Student Loan Trust
0.000% due 01/01/2050 «		100	12,594
1.000% due 01/01/2050 «		100	17,865
LNR CDO Ltd. 2.324% due 02/28/2043 •		3,289	142
Long Beach Mortgage Loan Trust
1.137% due 02/25/2036 •		163	133
1.862% due 08/25/2035 •		1,550	971
2.072% due 06/25/2035 •(l)		15,165	8,215
2.822% due 04/25/2035 •		4,358	2,556
M360 Advisors LLC 6.121% due 07/24/2028		8,350	8,047
Man GLG Euro CLO DAC 0.000% due 10/15/2030 ~	EUR	1,762	1,079
Marlette Funding Trust
0.000% due 07/17/2028 «(g)		$10	1,514
0.000% due 04/16/2029 «(g)		12	2,667
0.000% due 07/16/2029 «(g)		4	1,006
0.000% due 03/15/2030 «(g)		11	4,248
MASTR Asset-Backed Securities Trust
1.562% due 01/25/2036 •		8,837	6,520
6.797% due 12/25/2032 •		529	304
Mercury CDO Ltd. 2.795% due 12/08/2040 •		9,400	7,755
Morgan Stanley ABS Capital, Inc. Trust
1.017% due 10/25/2036 •		274	146
1.652% due 11/25/2035 •(l)		5,815	3,665
6.572% due 09/25/2033 •(l)		1,579	1,133
Morgan Stanley Capital, Inc. Trust 1.317% due 01/25/2036 •		4,000	1,883
Morgan Stanley Home Equity Loan Trust 2.012% due 05/25/2035 •(l)		5,569	3,143
N-Star REL CDO Ltd. 2.179% due 02/01/2041 •		2,197	1,985
New Century Home Equity Loan Trust 1.417% due 02/25/2036 •(l)		7,000	4,127

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2020 (Unaudited)

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.357% due 11/25/2035 •(l)		13,457	5,413
2.027% due 09/25/2035 •		3,000	1,775
NovaStar Mortgage Funding Trust 1.832% due 01/25/2036 •		3,776	2,432
Orient Point CDO Ltd. 2.178% due 10/03/2045 •		126,142	54,520
Palisades CDO Ltd. 2.752% due 07/22/2039 •		15,700	6,813
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.417% due 01/25/2035 ^•(l)		1,730	1,040
2.897% due 02/25/2035 •		6,028	3,464
Plainfield Commons 7.330% due 03/01/2022 «		2,772	2,780
Putnam Structured Product Funding Ltd. 3.076% due 10/15/2038 •		4,200	3,030
Securitized Asset-Backed Receivables LLC Trust
1.922% due 12/25/2034 •		1,324	1,098
1.922% due 04/25/2035 •(l)		3,065	2,231
SG Mortgage Securities Trust 1.127% due 02/25/2036 •(l)		5,600	3,314
Sierra Madre Funding Ltd.
1.385% due 09/07/2039 •		19,054	17,148
1.645% due 09/07/2039 •		16,000	2,320
1.885% due 09/07/2039 •		8,500	1,062
SMB Private Education Loan Trust
0.000% due 09/15/2045 «(g)		15	2,221
0.000% due 09/18/2046 «(g)		10	6,337
0.000% due 10/15/2048 «(g)		15	10,699
SoFi Consumer Loan Program LLC
0.000% due 05/26/2026 «(g)		62	1,934
0.000% due 11/25/2026 «(g)		60	2,430
SoFi Professional Loan Program LLC
0.000% due 07/25/2040 «(g)		29	1,001
0.000% due 09/25/2040 (g)		4,400	2,059
South Coast Funding Ltd.
3.289% due 08/06/2039 •		27,530	13,468
5.489% due 08/06/2039 •		30,114	3
Stillwater Place 5.428% due 06/01/2024 «		2,098	2,167
Structured Asset Securities Corp. 2.147% due 02/25/2035 •		414	328
Structured Asset Securities Corp. Mortgage Loan Trust
1.147% due 06/25/2037 •		3,300	1,899
1.177% due 02/25/2037 •(l)		9,543	5,204
1.187% due 01/25/2037 •(l)		7,800	3,885
1.257% due 04/25/2036 •		4,812	3,163
Summer Street Ltd. 1.251% due 12/06/2045 •		38,158	12,783
Terwin Mortgage Trust 4.427% due 07/25/2036 þ		454	335
Walgreens 5.318% due 06/01/2024 «		1,173	1,203
Wells Fargo Home Equity Asset-Backed Securities Trust 3.497% due 11/25/2035 •		250	169
Westridge Business 7.420% due 01/01/2022 «		758	807
Total Asset-Backed Securities (Cost $584,215)			470,742
SOVEREIGN ISSUES 3.2%
Argentina Government International Bond
3.380% due 12/31/2038 þ(l)	EUR	2,680	802
3.875% due 01/15/2022		200	57
5.250% due 01/15/2028		700	198
7.820% due 12/31/2033		77	28
7.820% due 12/31/2033 (l)		13,918	5,172
15.500% due 10/17/2026	ARS	45,770	191
36.575% (BADLARPP + 2.000%) due 04/03/2022 ~		53,196	404
38.039% (ARLLMONP) due 06/21/2020 ~		144,512	1,048
42.781% (BADLARPP) due 10/04/2022 ~		3,184	39
Autonomous City of Buenos Aires Argentina
32.413% due 03/29/2024 ~		327,768	2,708
37.247% (BADLARPP + 5.000%) due 01/23/2022 ~		66,000	614
Autonomous Community of Catalonia 6.350% due 11/30/2041	EUR	450	777
Ghana Government International Bond
6.375% due 02/11/2027 (l)		$1,300	959
7.875% due 02/11/2035 (l)		1,400	993
8.750% due 03/11/2061 (l)		600	419
Provincia de Buenos Aires 37.463% (BADLARPP + 3.750%) due 04/12/2025 ~	ARS	116,637	684
South Africa Government International Bond
4.850% due 09/30/2029 (l)		$2,200	1,815
5.750% due 09/30/2049 (l)		1,800	1,314

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2020 (Unaudited)

Turkey Government International Bond
3.250% due 06/14/2025	EUR	100	95
4.250% due 03/13/2025 (l)		$3,600	3,086
4.625% due 03/31/2025 (l)	EUR	2,200	2,238
5.200% due 02/16/2026 (l)		700	716
5.250% due 03/13/2030 (l)		$2,800	2,276
5.600% due 11/14/2024 (l)		5,300	4,881
7.625% due 04/26/2029 (l)		2,400	2,296
Turkiye Ihracat Kredi Bankasi A/S 8.250% due 01/24/2024 (l)		200	189
Ukraine Government International Bond
4.375% due 01/27/2030 (l)	EUR	3,304	2,929
7.750% due 09/01/2026		$1,400	1,293
Venezuela Government International Bond
6.000% due 12/09/2020 ^(d)		85	8
8.250% due 10/13/2024 ^(d)		650	65
9.250% due 09/15/2027 ^(d)		65	7
Total Sovereign Issues (Cost $67,532)			38,301
		SHARES
COMMON STOCKS 1.1%
COMMUNICATION SERVICES 0.1%
Clear Channel Outdoor Holdings, Inc. (e)		725,704	464
iHeartMedia, Inc. «(e)		542	4
iHeartMedia, Inc. 'A' (e)		40,383	295
			763
CONSUMER DISCRETIONARY 0.1%
Caesars Entertainment Corp. (e)		201,318	1,361
INDUSTRIALS 0.0%
Westmoreland Mining Holdings LLC «(e)(j)		63,729	542
UTILITIES 0.9%
TexGen Power LLC «		273,307	10,249
Total Common Stocks (Cost $16,085)			12,915
WARRANTS 0.2%
COMMUNICATION SERVICES 0.2%
iHeartMedia, Inc. - Exp. 05/01/2039		263,015	1,923
FINANCIALS 0.0%
Stearns Holdings LLC - Exp. 11/05/2039 «		286,876	0
Total Warrants (Cost $4,771)			1,923
PREFERRED SECURITIES 2.7%
BANKING & FINANCE 2.6%
Banco Santander S.A. 6.250% due 09/11/2021 •(h)(i)(l)		2,500,000	2,490
Nationwide Building Society 10.250% ~		137,400	22,357
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (h)(l)		7,003,000	7,033
			31,880
INDUSTRIALS 0.1%
General Electric Co. 5.000% due 01/21/2021 •(h)		299,000	247

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2020 (Unaudited)

Sequa Corp. (9.000% PIK) 9.000% «(c)		936	410
			657
Total Preferred Securities (Cost $41,885)			32,537
SHORT-TERM INSTRUMENTS 3.3%
REPURCHASE AGREEMENTS (k) 2.3%			27,400
		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.1%
32.393% due 08/28/2020 ~	ARS	22,996	212
35.641% due 06/22/2020 ~		7,730	89
36.751% due 04/03/2020 ~		11,940	134
45.881% due 04/08/2020 - 08/27/2020 (f)(g)		43,815	404
			839
U.S. TREASURY BILLS 0.9%
0.359% due 04/07/2020 - 09/24/2020 (f)(g)(l)(o)		$10,516	10,514
Total Short-Term Instruments (Cost $39,472)			38,753
Total Investments in Securities (Cost $2,272,602)			1,928,253
Total Investments 163.4% (Cost $2,272,602)			$1,928,253
Financial Derivative Instruments (m)(n) (0.3)%(Cost or Premiums, net $4,955)			(3,354)
Other Assets and Liabilities, net (63.1)%			(745,135)
Net Assets 100.0%			$1,179,764

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2020 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
(j)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
MLM LLC 8.000% due 12/01/2020	11/14/2019	$55,601	$55,769	4.73%
Preylock Reitman Santa Cruz Mezz LLC 6.500% due 11/09/2022	04/09/2018	7,900	7,276	0.61
Project Anfora Senior 2.750% due 10/01/2026	09/30/2019	43,036	43,649	3.70
Project OMNI Senior 3.000% due 09/03/2026	09/26/2019	41,753	42,208	3.58
Westmoreland Mining Holdings LLC	04/09/2018 - 08/31/2018	726	542	0.05
$149,016	$149,444	12.67%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.000%	03/31/2020	04/01/2020	$6,000	U.S. Treasury Inflation Protected Securities 1.250% due 07/15/2020	$(6,123)	$6,000	$6,000
JPS	0.000	04/01/2020	04/02/2020	4,800	U.S. Treasury Inflation Protected Securities 0.500% due 01/15/2028	(4,897)	4,800	4,800
0.010	03/31/2020	04/01/2020	5,100	U.S. Treasury Inflation Protected Securities 0.500% due 01/15/2028	(5,191)	5,100	5,100
MBC	0.000	03/31/2020	04/01/2020	4,780	U.S. Treasury Bonds 3.375% due 11/15/2048	(4,961)	4,780	4,780
0.000	03/31/2020	04/01/2020	6,720	U.S. Treasury Notes 2.000% due 10/31/2022	(6,943)	6,720	6,720
Total Repurchase Agreements	$(28,115)	$27,400	$27,400
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BPS	(0.350)%	03/09/2020	06/09/2020	EUR	(3,868)	$(4,265)
(0.100)	02/04/2020	05/04/2020	(3,486)	(3,844)
0.500	03/25/2020	TBD(3)	(3,865)	(4,262)
0.750	03/09/2020	06/09/2020	GBP	(754)	(938)
0.950	01/16/2020	04/16/2020	(9,432)	(11,739)
0.950	02/28/2020	05/28/2020	(9,028)	(11,224)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2020 (Unaudited)

	1.300	03/17/2020	04/16/2020		$(3,637)	(3,639)
	1.300	03/18/2020	04/17/2020		(4,596)	(4,598)
	1.450	03/12/2020	04/13/2020		(9,204)	(9,211)
	1.550	03/12/2020	04/13/2020		(2,077)	(2,079)
	1.790	03/16/2020	TBD(3)		(8,364)	(8,364)
	1.950	03/09/2020	04/13/2020		(8,053)	(8,063)
	2.100	03/02/2020	04/06/2020		(784)	(785)
	2.663	03/19/2020	05/01/2020		(11,390)	(11,401)
	2.963	02/12/2019	TBD(3)		(8,422)	(8,455)
BRC	1.350	03/25/2020	TBD(3)		(615)	(615)
	1.750	03/16/2020	TBD(3)		(6,266)	(6,266)
	2.500	03/17/2020	TBD(3)		(6,136)	(6,136)
	2.586	03/19/2020	04/27/2020		(9,523)	(9,532)
	2.657	02/12/2020	05/12/2020		(19,086)	(19,155)
	2.657	02/13/2020	05/13/2020		(10,149)	(10,185)
	2.720	01/29/2020	04/28/2020		(2,159)	(2,169)
	2.720	03/19/2020	04/28/2020		(4,341)	(4,345)
	2.727	01/30/2020	04/29/2020		(10,198)	(10,246)
	2.872	01/07/2020	04/08/2020		(3,037)	(3,058)
	3.610	03/16/2020	TBD(3)		(9,543)	(9,543)
	3.941	03/30/2020	04/30/2020		(1,061)	(1,061)
	4.750	03/19/2020	TBD(3)		(8,124)	(8,124)
CDC	1.550	03/19/2020	04/20/2020		(10,685)	(10,691)
	1.850	03/02/2020	04/06/2020		(570)	(571)
CEW	2.080	03/02/2020	04/06/2020		(16,411)	(16,439)
	2.350	03/30/2020	04/30/2020		(1,186)	(1,186)
CFR	(0.250)	03/03/2020	TBD(3)	GBP	(1,020)	(1,267)
	1.500	01/20/2020	04/07/2020	EUR	(31,582)	(34,936)
	2.100	02/03/2020	04/03/2020		$(523)	(525)
	2.500	03/27/2020	04/27/2020	EUR	(61,257)	(67,584)
	2.500	04/03/2020	TBD(3)		$(451)	(451)
	2.500	04/07/2020	04/27/2020	EUR	(26,714)	(29,463)
CSG	2.500	03/31/2020	TBD(3)		$(9,267)	(9,268)
DBL	1.000	03/27/2020	05/07/2020	EUR	(5,371)	(5,924)
FOB	2.500	03/27/2020	04/27/2020		(25,833)	(28,501)
	2.500	03/30/2020	TBD(3)		$(2,125)	(2,125)
	2.500	03/31/2020	TBD(3)		(452)	(452)
GLM	2.256	03/03/2020	04/06/2020		(10,733)	(10,753)
JML	(1.400)	11/13/2019	TBD(3)	EUR	(4,869)	(5,336)
	(1.400)	03/30/2020	TBD(3)		(723)	(798)
	(0.350)	03/09/2020	06/09/2020		(587)	(647)
	(0.300)	01/16/2020	04/16/2020		(172)	(190)
	(0.300)	03/09/2020	06/09/2020		(332)	(366)
	(0.250)	01/17/2020	04/17/2020		(807)	(890)
	(0.250)	01/28/2020	04/28/2020		(3,660)	(4,035)
	(0.100)	03/10/2020	06/05/2020		(2,421)	(2,670)
	0.750	03/09/2020	06/09/2020	GBP	(4,676)	(5,811)
	0.950	01/14/2020	04/14/2020		(10,835)	(13,486)
	0.950	01/15/2020	04/14/2020		(1,670)	(2,079)
	0.950	01/15/2020	04/15/2020		(14,844)	(18,476)
	0.950	01/17/2020	04/17/2020		(5,521)	(6,871)
	0.950	01/23/2020	04/23/2020		(193)	(240)
	1.360	03/12/2020	04/09/2020		$(8,851)	(8,858)
JPS	1.650	03/13/2020	04/17/2020		(283)	(283)
MBC	2.500	03/23/2020	04/23/2020		(11,504)	(11,511)
MEI	2.100	02/07/2020	04/07/2020		(2,403)	(2,411)
MZF	2.706	03/18/2020	04/28/2020		(8,477)	(8,486)
	2.788	01/13/2020	04/14/2020		(10,826)	(10,892)
	2.822	01/07/2020	04/08/2020		(9,265)	(9,327)
NOM	2.100	03/03/2020	04/07/2020		(1,990)	(1,993)
	2.250	03/03/2020	04/07/2020		(6,344)	(6,355)
RDR	1.113	03/10/2020	04/09/2020		(92)	(92)
RTA	2.108	02/21/2020	05/21/2020		(1,616)	(1,620)
	2.117	02/18/2020	05/21/2020		(8,737)	(8,759)
	2.166	02/05/2020	05/05/2020		(15,858)	(15,911)
	2.195	01/29/2020	04/28/2020		(3,179)	(3,191)
	2.297	01/07/2020	04/06/2020		(6,795)	(6,832)
	2.333	01/02/2020	04/01/2020		(6,916)	(6,956)
	2.770	03/16/2020	04/28/2020		(624)	(625)
	2.791	11/21/2019	05/19/2020		(3,011)	(3,042)
SBI	2.677	02/04/2020	05/04/2020		(10,116)	(10,159)
	2.681	02/11/2020	05/15/2020		(12,889)	(12,937)
	2.756	01/22/2020	04/24/2020		(3,587)	(3,606)
	2.848	01/09/2020	04/08/2020		(6,549)	(6,592)
SOG	1.400	03/13/2020	04/14/2020		(995)	(996)
	1.400	03/16/2020	04/15/2020		(6,442)	(6,446)
	1.450	03/05/2020	TBD(3)		(9,951)	(9,962)
	1.450	03/09/2020	05/08/2020		(596)	(597)
	1.500	03/17/2020	TBD(3)		(5,070)	(5,073)
	1.500	03/19/2020	TBD(3)		(1,230)	(1,231)
	1.770	03/03/2020	04/06/2020		(556)	(557)
	1.900	03/03/2020	04/06/2020		(8,127)	(8,139)
	2.450	03/24/2020	TBD(3)		(15,968)	(15,977)
	2.450	03/25/2020	TBD(3)		(7,297)	(7,300)
	2.677	01/31/2020	05/04/2020		(4,654)	(4,675)
UBS	(0.200)	01/15/2020	04/15/2020	EUR	(258)	(285)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2020 (Unaudited)

(0.200)	02/10/2020	05/11/2020	(2,307)	(2,543)
(0.150)	01/15/2020	04/15/2020	(328)	(362)
(0.150)	02/13/2020	05/13/2020	(2,779)	(3,064)
0.000	02/12/2020	05/12/2020	(1,716)	(1,892)
1.050	02/10/2020	05/11/2020	GBP	(2,013)	(2,504)
1.080	02/24/2020	05/26/2020	(9,167)	(11,399)
1.300	03/16/2020	04/15/2020	$(26,778)	(26,793)
1.350	03/11/2020	04/09/2020	(6,332)	(6,337)
1.450	03/06/2020	04/03/2020	(524)	(525)
1.450	03/11/2020	04/09/2020	(6,185)	(6,190)
1.582	01/15/2020	04/15/2020	GBP	(3,017)	(3,760)
1.600	03/06/2020	04/03/2020	$(2,496)	(2,499)
1.950	03/02/2020	04/03/2020	(2,347)	(2,351)
1.950	03/03/2020	04/07/2020	(3,986)	(3,992)
2.000	03/26/2020	TBD(3)	(22,038)	(22,045)
2.050	02/11/2020	04/16/2020	(907)	(910)
2.050	03/02/2020	04/03/2020	(11,363)	(11,382)
2.050	03/03/2020	04/07/2020	(3,191)	(3,196)
2.100	03/02/2020	04/03/2020	(388)	(389)
2.100	03/03/2020	04/07/2020	(1,089)	(1,091)
2.100	03/26/2020	04/24/2020	(4,172)	(4,173)
2.100	03/31/2020	04/30/2020	(595)	(595)
2.100	04/03/2020	05/01/2020	(11,564)	(11,564)
2.150	02/11/2020	04/16/2020	(11,218)	(11,251)
2.154	03/03/2020	06/03/2020	(6,132)	(6,143)
2.200	03/03/2020	04/07/2020	(337)	(338)
2.250	02/11/2020	04/16/2020	(4,687)	(4,702)
2.250	04/03/2020	05/01/2020	(65)	(65)
2.300	02/11/2020	04/16/2020	(7,676)	(7,701)
2.679	03/23/2020	04/23/2020	(2,852)	(2,854)
2.720	01/30/2020	04/29/2020	(3,482)	(3,498)
2.784	01/10/2020	04/13/2020	(8,015)	(8,066)
2.834	01/10/2020	04/13/2020	(3,392)	(3,414)
2.900	01/06/2020	04/06/2020	(10,357)	(10,429)
Total Reverse Repurchase Agreements	$(855,026)
(l)	Securities with an aggregate market value of $951,581 and cash of $68,862 have been pledged as collateral under the terms of master agreements as of March 31, 2020.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2020 was $(770,458) at a weighted average interest rate of 2.276%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 30-Year Bond June Futures	06/2020	2	$(358)	$(13)	$3	$0
Total Futures Contracts	$(13)	$3	$0
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
Bombardier, Inc.	5.000%	Quarterly	06/20/2024	14.893%	$1,100	$(2)	$(264)	$(266)	$0	$(5)
Bombardier, Inc.	5.000	Quarterly	12/20/2024	14.503	600	0	(150)	(150)	0	(2)
Frontier Communications Corp.	5.000	Quarterly	06/20/2020	1289.750	1,600	(60)	(1,109)	(1,169)	0	(34)
$(62)	$(1,523)	$(1,585)	$0	$(41)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2020 (Unaudited)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	1.500%	Semi-Annual	06/21/2027	$11,500	$(834)	$1,609	$775	$0	$(24)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027	2,500	40	334	374	0	(8)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028	58,100	(3,466)	11,353	7,887	0	(204)
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029	59,000	4,765	8,098	12,863	0	(285)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048	10,300	394	(4,744)	(4,350)	299	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050	11,000	(26)	(4,051)	(4,077)	337	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	4,400	81	(20)	61	5	0
Receive(5)	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030	900	(1)	(15)	(16)	1	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050	4,400	244	(349)	(105)	55	0
Receive(5)	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050	13,500	(99)	(1,323)	(1,422)	177	0
Receive	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2030	GBP	14,990	156	(469)	(313)	0	(20)
Receive	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2050	26,300	583	(2,051)	(1,468)	0	(93)
$1,837	$8,372	$10,209	$874	$(634)
Total Swap Agreements	$1,775	$6,849	$8,624	$874	$(675)
Cash of $14,535 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2020.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	04/2020	EUR	17,203	$18,908	$38	$(103)
04/2020	GBP	62,178	80,172	2,941	0
BPS	04/2020	$11,517	EUR	10,402	24	(68)
04/2020	10,365	GBP	8,323	75	(102)
BRC	04/2020	BRL	1,513	$291	0	0
04/2020	EUR	2,197	2,447	23	0
04/2020	GBP	2,739	3,547	145	0
04/2020	MXN	370,412	14,659	0	(911)
04/2020	$303	BRL	1,513	0	(12)
04/2020	868	EUR	807	22	0
04/2020	55,503	GBP	45,331	863	(61)
04/2020	4,934	RUB	315,488	0	(914)
05/2020	BRL	1,513	$303	12	0
05/2020	EUR	1,339	1,484	6	0
05/2020	GBP	43,691	53,441	0	(866)
06/2020	IDR	92,558,960	5,836	231	0
BSH	05/2020	$3,811	MXN	74,752	0	(675)
CBK	04/2020	BRL	60,496	$11,603	0	(39)
04/2020	EUR	60,387	66,203	0	(398)
04/2020	$11,637	BRL	60,496	6	0
04/2020	6,751	MXN	129,222	0	(1,312)
05/2020	79	PEN	271	0	(1)
06/2020	9,214	MXN	176,379	0	(1,864)
GLM	04/2020	BRL	58,983	$11,346	0	(6)
04/2020	EUR	3,412	3,785	61	(39)
04/2020	GBP	2,700	3,177	0	(177)
04/2020	MXN	15,133	601	0	(35)
04/2020	$13,445	BRL	58,983	0	(2,093)
04/2020	14,609	EUR	13,278	139	(104)
04/2020	19,099	GBP	15,918	761	(89)
05/2020	EUR	68,705	$75,676	0	(194)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2020 (Unaudited)

05/2020	RUB	43,377	538	0	(14)
06/2020	$895	CLP	716,888	0	(57)
MYI	04/2020	EUR	9,993	$11,053	32	0
04/2020	GBP	1,955	2,559	131	0
04/2020	RUB	315,488	3,923	0	(97)
06/2020	$6,598	IDR	91,616,710	0	(1,050)
Total Forward Foreign Currency Contracts	$5,510	$(11,281)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - BUY PROTECTION(1)
Swap Agreements, at Value (4)
Counterparty	Reference Obligation	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Citigroup Commercial Mortgage Trust 5.482% due 10/15/2049	(0.500)%	Monthly	10/15/2049	$6,530	$392	$(131)	$261	$0
GMAC Commercial Mortgage Securities, Inc. 5.349% due 11/10/2045	(0.125)	Monthly	11/10/2045	4,222	1,267	(612)	655	0
Morgan Stanley Capital Trust 5.545% due 11/14/2042	(0.240)	Monthly	11/14/2042	7,500	1,350	167	1,517	0
$3,009	$(576)	$2,433	$0
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value (4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(5)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Ukraine Government International Bond	5.000%	Quarterly	12/20/2022	7.868%	$3,100	$190	$(397)	$0	$(207)
GST	Teva Pharmaceutical Finance Co. BV	1.000	Quarterly	06/20/2022	2.569	340	(19)	8	0	(11)
$171	$(389)	$0	$(218)
Total Swap Agreements	$3,180	$(965)	$2,433	$(218)
(o)

Securities with an aggregate market value of $9,220 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2020.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$160,317	$245,914	$406,231
Corporate Bonds & Notes
Banking & Finance	0	164,468	0	164,468
Industrials	0	237,483	573	238,056
Utilities	0	70,318	0	70,318
Convertible Bonds & Notes
Industrials	0	1,039	0	1,039
Utilities	0	4	0	4
Municipal Bonds & Notes
Illinois	0	16	0	16
Texas	0	167	0	167
West Virginia	0	120	0	120
U.S. Government Agencies	0	34,922	0	34,922
Non-Agency Mortgage-Backed Securities	0	320,070	97,671	417,741
Asset-Backed Securities	0	319,617	151,125	470,742
Sovereign Issues	0	38,301	0	38,301
Common Stocks

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2020 (Unaudited)

Communication Services	759	0	4	763
Consumer Discretionary	1,361	0	0	1,361
Industrials	0	0	542	542
Utilities	0	0	10,249	10,249
Warrants
Communication Services	0	1,923	0	1,923
Preferred Securities
Banking & Finance	0	31,880	0	31,880
Industrials	0	247	410	657
Short-Term Instruments
Repurchase Agreements	0	27,400	0	27,400
Argentina Treasury Bills	0	839	0	839
U.S. Treasury Bills	0	10,514	0	10,514
Total Investments	$2,120	$1,419,645	$506,488	$1,928,253
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3	874	0	877
Over the counter	0	7,943	0	7,943
$3	$8,817	$0	$8,820
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(675)	0	(675)
Over the counter	0	(11,499)	0	(11,499)
$0	$(12,174)	$0	$(12,174)
Total Financial Derivative Instruments	$3	$(3,357)	$0	$(3,354)
Totals	$2,123	$1,416,288	$506,488	$1,924,899

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2020:
Category and Subcategory	Beginning Balance at 06/30/2019	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2020 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$113,021	$185,645	$(39,152)	$244	$640	$(24,342)	$18,807	$(8,949)	$245,914	$(15,305)
Corporate Bonds & Notes
Industrials	0	821	0	10	0	(258)	0	0	573	(258)
Non-Agency Mortgage-Backed Securities	45,801	54,546	(3,312)	5	72	559	0	0	97,671	559
Asset-Backed Securities	90,179	76,721	(15,186)	26	500	(18,569)	17,454	0	151,125	(18,798)
Common Stocks
Communication Services	0	0	0	0	0	0	4	0	4	0
Industrials	924	0	0	0	0	(382)	0	0	542	(382)
Utilities	10,727	0	0	0	0	(478)	0	0	10,249	(478)
Preferred Securities
Industrials	901	101	0	0	0	(592)	0	0	410	(592)
Totals	$261,553	$317,834	$(57,650)	$285	$1,212	$(44,062)	$36,265	$(8,949)	$506,488	$(35,254)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 03/31/2020	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$99,328	Discounted Cash Flow	Discount Rate	2.720 - 10.090	4.211
85,857	Indicative Market Quotation	Broker Quote	100.000	—
2,847	Other Valuation Techniques(2)	—	—	—
12,052	Reference Instrument	Spread	$0.750	—
45,830	Third Party Vendor	Broker Quote	63.000 - 100.250	75.518
Corporate Bonds & Notes
Industrials	573	Other Valuation Techniques(2)	—	—	—
Non-Agency Mortgage-Backed Securities	51,870	Indicative Market Quotation	Broker Quote	100.000	—
45,801	Proxy Pricing	Base Price	6,261.000 - 16,860.0	13,113.734
Asset-Backed Securities	20,234	Discounted Cash Flow	Discount Rate	3.700 - 7.600	3.560
44,802	Indicative Market Quotation	Broker Quote	100.000	—
6,460	Other Valuation Techniques(2)	—	—	—
79,629	Proxy Pricing	Base Price	72.500 - 72,245.980	25,403.157
Common Stocks
Communication Services	4	Other Valuation Techniques(2)	—	—	—

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2020 (Unaudited)

Industrials	542	Other Valuation Techniques(2)	—	—	—
Utilities	10,249	Indicative Market Quotation	Broker Quote	$37.500	—
Preferred Securities
Industrials	410	Fundamental Valuation	Company Equity Value	$328,700,000.000	—
Total	$506,488
(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)			Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PFLEXLS I LLC, CLM 13648 LLC and MLM 13648 LLC (each a “Subsidiary” and, collectively, the "Subsidiaries"), each a Delaware limited liability company, were formed on December 1, 2017, March 29, 2018 and April 3, 2018, respectively, as wholly owned subsidiaries acting as investment vehicles for the PIMCO Flexible Credit Income Fund (the “Fund”) in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. PFLEXLS I LLC has an inception date of January 9, 2018 CLM 13648 LLC and MLM 13648 LLC have an inception date of April 30, 2018. PIMCO Flexible Credit Income Fund’s investment portfolio has been consolidated and includes the portfolio holdings of PIMCO Flexible Credit Income Fund and the Subsidiaries. Accordingly, the consolidated financial statements include the accounts of the Fund and the Subsidiaries. All inter-company transactions and balances have been eliminated. This structure was established so that certain loans could be held by a separate legal entity from the Fund. The net assets of PFLEXLS I LLC, CLM 13468 LLC and MLM 13648 LLC as of period end represented 1.7%, 0.0% and 4.8%, respectively, of the Fund’s consolidated net assets.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares is determined by dividing the total value of portfolio investments and other assets attributable to that Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the foreign (non-U.S.) security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

Notes to Financial Statements (Cont.)

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction,

Notes to Financial Statements (Cont.)

financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Discounted cash flow valuation uses an internal analysis based on the Adviser’s expectation of future income and expenses, capital structure, exit multiples of a security, and other unobservable inputs which may include contractual and factual loan factors, estimated future payments and credit rating. Significant changes in the unobservable inputs of the models would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Fundamental analysis valuation estimates fair value by using an internal model that utilizes financial statements of the non-public underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2020, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC
BPS	BNP Paribas S.A.	FICC	Fixed Income Clearing Corporation	MZF	Mizuho Securities USA
BRC	Barclays Bank PLC	FOB	Credit Suisse Securities (USA) LLC	NOM	Nomura Securities International Inc.
BSH	Banco Santander S.A. - New York Branch	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
CBK	Citibank N.A.	GST	Goldman Sachs International	RTA	RBC (Barbados) Trading Bank Corp.
CDC	Natixis Securities Americas LLC	JML	JP Morgan Securities Plc	SBI	Citigroup Global Markets Ltd.
CEW	Canadian Imperial Bank of Commerce	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
CFR	Credit Suisse Securities (Europe) Ltd.	MBC	HSBC Bank Plc	UBS	UBS Securities LLC
CSG	Credit Suisse AG Cayman	MEI	Merrill Lynch International

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	PEN	Peruvian New Sol
BRL	Brazilian Real	IDR	Indonesian Rupiah	RUB	Russian Ruble
CLP	Chilean Peso	MXN	Mexican Peso	USD (or $)	United States Dollar
EUR	Euro

Index/Spread Abbreviations:
ARLLMONP	Argentina Blended Policy Rate	EUR003M	3 Month EUR Swap Rate	PRIME	Daily US Prime Rate
BADLARPP	Argentina Badlar Floating Rate Notes	LIBOR03M	3 Month USD-LIBOR	US0003M	3 Month USD Swap Rate
BP0003M	3 Month GBP-LIBOR

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined
CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind	TBD%	Interest rate to be determined when loan settles or at the time of funding